Other non-operating (expenses) income, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Other Income and Expenses [Abstract]
Change in fair value of an equity security	$ (340)	$ (3,817)
Change in fair value of warrant liabilities	(216)	(33)
Government grants	3,247	1,269
Foreign currency exchange losses, net	(488)	(624)
Others, net	934	0
Other non-operating (expenses) income, net	$ 3,137	$ (3,205)